4. LOSS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Loss Per Share Details
Net (loss) attributable to common stockholders	$ (1,027,195)	$ (484,003)	$ (1,763,603)	$ (235,758)
Weighted Average Shares Outstanding	47,646,411	48,259,875	43,984,354	47,864,741	45,170,729
Basic Loss Per Share	$ (0.02)	$ (0.01)	$ (0.04)	$ 0.00	$ (0.11)